Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	6/15/2012
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$204,206,966.73	0.6169395	$156,754,094.54	0.4735773	$47,452,872.19
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$1,227,666,966.73	0.9063885	$1,180,214,094.54	0.8713540	$47,452,872.19

Weighted Avg. Coupon (WAC)	4.61%		4.61%
Weighted Avg. Remaining Maturity (WARM)	51.25		50.42
Pool Receivables Balance	$1,279,108,465.58		$1,234,325,368.31
Remaining Number of Receivables	80,373		79,082

Adjusted Pool Balance	$1,250,025,737.38		$1,206,534,125.57

III. COLLECTIONS

Principal:
Principal Collections	$44,110,164.81
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$303,700.03
Total Principal Collections	$44,413,864.84

Interest:
Interest Collections	$4,865,901.23
Late Fees & Other Charges	$55,893.42
Interest on Repurchase Principal	$-
Total Interest Collections	$4,921,794.65

Collection Account Interest	$5,845.34
Reserve Account Interest	$1,050.92
Servicer Advances	$-

Total Collections	$49,342,555.75

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	6/15/2012
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$49,342,555.75
Reserve Account Available					$6,823,490.67
Total Available for Distribution					$56,166,046.42
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,065,923.72		$1,065,923.72	$1,065,923.72
Collection Account Interest					$5,845.34
Late Fees & Other Charges					$55,893.42
Total due to Servicer					$1,127,662.48

2. Class A Noteholders Interest:
Class A-1 Notes		$52,725.33		$52,725.33
Class A-2 Notes		$143,458.33		$143,458.33
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$598,376.16		$598,376.16	$598,376.16

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$47,452,872.19

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$47,452,872.19

		Distributable Amount		Paid Amount
Class A-1 Notes				$47,452,872.19
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$48,426,803.83		$47,452,872.19
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$48,426,803.83		$47,452,872.19

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$29,082,728.20
Beginning Period Amount					$29,082,728.20
Current Period Amortization					$1,291,485.46
Ending Period Required Amount					$27,791,242.74
Ending Period Amount					$27,791,242.74
Next Distribution Date Amount					$26,530,781.53

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$6,823,490.67
Beginning Period Amount					$6,823,490.67
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.5% of APB of cut-off date)					$6,823,490.67
Ending Period Amount					$6,823,490.67

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	May 2012
Distribution Date	6/15/2012
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$22,358,770.65	$26,320,031.03	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		1.64%	1.93%	2.00%
Overcollateralization as a % of Current Adjusted Pool		1.79%	2.18%	2.26%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.31%	78,536	99.21%	$1,224,521,701.62
30 - 60 Days	0.57%	452	0.65%	$8,062,608.05
61 - 90 Days	0.10%	76	0.11%	$1,383,073.78
91 + Days	0.02%	18	0.03%	$357,984.86
		79,082		$1,234,325,368.31
Total
Delinquent Receivables 61 + days past due	0.12%	94	0.14%	$1,741,058.64
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.07%	58	0.09%	$1,145,319.90
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.04%	30	0.05%	$600,713.90
Three-Month Average Delinquency Ratio	0.08%		0.09%

Repossession in Current Period		30		$607,536.20
Repossession Inventory		36		$732,666.22

Charge-Offs
Gross Principal of Charge-Off for Current Period				$672,932.46
Recoveries				$(303,700.03)
Net Charge-offs for Current Period				$369,232.43

Beginning Pool Balance for Current Period				$1,279,108,465.58

Net Loss Ratio				0.35%
Net Loss Ratio for 1st Preceding Collection Period				0.09%
Net Loss Ratio for 2nd Preceding Collection Period				0.04%
Three-Month Average Net Loss Ratio for Current Period				0.16%

Cumulative Net Losses for All Periods				$513,561.58
Cumulative Net Losses as a % of Initial Pool Balance				0.04%

Principal Balance of Extensions				$4,842,016.65
Number of Extensions				252

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